Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2020	Mar. 31, 2019
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 33,733	¥ 28,125
Payables under securities lending transactions	1,017	913
Obligations to return securities received as collateral	4,806	3,087
Total	39,556	32,125
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	9,685	3,892
Payables under securities lending transactions	934	913
Obligations to return securities received as collateral	3,856	2,572
Total	14,475	7,377
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	16,608	18,586
Payables under securities lending transactions	64
Obligations to return securities received as collateral	599	396
Total	17,271	18,982
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	4,496	2,824
Payables under securities lending transactions	19
Obligations to return securities received as collateral	276	117
Total	4,791	2,941
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,944	2,823
Obligations to return securities received as collateral	75	2
Total	¥ 3,019	¥ 2,825